SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right-of-use Asset And Operating Lease Liabilities
2025			$ 38,000
2026
Total operating lease payment			38,000
Less: Imputed interest			(1,000)
Present value of operating lease liabilities			37,000
Operating lease liabilities – current			37,000
Operating lease liabilities – non-current